UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semper Augustus Investments Group LLC
Address: 1745 Shea Center Drive
         Suite 400
         Highlands Ranch, CO  80129

13F File Number:  28-12692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad S. Christensen
Title:     Vice President/Partner
Phone:     (303) 893-1214

Signature, Place, and Date of Signing:

     /s/ Chad S. Christensen     Highlands Ranch, CO/USA     November 09, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $117,141 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      564    11400 SH       SOLE                    11400        0        0
AVX CORP NEW                   COM              002444107     1556   130426 SH       SOLE                   130426        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     8686       86 SH       SOLE                       86        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    13435     4043 SH       SOLE                     4043        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108     1049    46576 SH       SOLE                    46576        0        0
BROWN & BROWN INC              COM              115236101     2366   123505 SH       SOLE                   123505        0        0
CHUBB CORP                     COM              171232101      800    15864 SH       SOLE                    15864        0        0
CNA FINL CORP                  COM              126117100      928    38460 SH       SOLE                    38460        0        0
COCA COLA CO                   COM              191216100     1922    35800 SH       SOLE                    35800        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     7880   243446 SH       SOLE                   243446        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     1214    37500 SH  PUT  SOLE                    37500        0        0
COSTCO WHSL CORP NEW           COM              22160K105     1183    20977 SH       SOLE                    20977        0        0
DIEBOLD INC                    COM              253651103     3316   100695 SH       SOLE                   100695        0        0
EATON CORP                     COM              278058102     3135    55400 SH       SOLE                    55400        0        0
EMERSON ELEC CO                COM              291011104     1058    26400 SH       SOLE                    26400        0        0
EXXON MOBIL CORP               COM              30231G102     7186   104732 SH       SOLE                   104732        0        0
GANNETT INC                    COM              364730101      279    22286 SH       SOLE                    22286        0        0
GENERAL ELECTRIC CO            COM              369604103     6608   402405 SH       SOLE                   402405        0        0
INTEL CORP                     COM              458140100     4196   214425 SH       SOLE                   214425        0        0
JOHNSON & JOHNSON              COM              478160104      932    15300 SH       SOLE                    15300        0        0
MERCK & CO INC                 COM              589331107     2922    92378 SH       SOLE                    92378        0        0
MERCURY GENL CORP NEW          COM              589400100    12344   341178 SH       SOLE                   341178        0        0
MICROSOFT CORP                 COM              594918104     9395   365274 SH       SOLE                   365274        0        0
MOTOROLA INC                   COM              620076109      155    18000 SH       SOLE                    18000        0        0
NEWMONT MINING CORP            COM              651639106     3713    84345 SH       SOLE                    84345        0        0
PEPSICO INC                    COM              713448108      211     3600 SH       SOLE                     3600        0        0
PFIZER INC                     COM              717081103      519    31388 SH       SOLE                    31388        0        0
PHILIP MORRIS INTL INC         COM              718172109      317     6505 SH       SOLE                     6505        0        0
PROCTER & GAMBLE CO            COM              742718109      446     7699 SH       SOLE                     7699        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      742    12968 SH       SOLE                    12968        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105     2321    62825 SH       SOLE                    62825        0        0
SCHERING PLOUGH CORP           COM              806605101     2170    76800 SH       SOLE                    76800        0        0
TELLABS INC                    COM              879664100     1758   254105 SH       SOLE                   254105        0        0
TRAVELERS COMPANIES INC        COM              89417E109     1182    24000 SH       SOLE                    24000        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102      929    36006 SH       SOLE                    36006        0        0
VICAL INC                      COM              925602104     1642   385335 SH       SOLE                   385335        0        0
WAL MART STORES INC            COM              931142103      736    15000 SH       SOLE                    15000        0        0
WALGREEN CO                    COM              931422109     2050    54700 SH       SOLE                    54700        0        0
WASHINGTON FED INC             COM              938824109     3172   188116 SH       SOLE                   188116        0        0
WHITE MTNS INS GROUP LTD       COM              G9618E107     1124     3660 SH       SOLE                     3660        0        0
WINNEBAGO INDS INC             COM              974637100      641    43604 SH       SOLE                    43604        0        0
WYETH                          COM              983024100      359     7400 SH       SOLE                     7400        0        0